SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (93.6%)
Belgium (2.0%)
Anheuser-Busch InBev SA, ADR	USD	700,000	$37,478,000

Total Belgium			37,478,000

Brazil (7.6%)
Ambev SA, ADR	USD	18,800,000	53,016,000
Itau Unibanco Holding SA, ADR	USD	12,500,000	56,250,000
Odontoprev SA	BRL	8,800,000	16,871,726
XP, Inc., Class A(a)	USD	889,000	18,757,900

Total Brazil			144,895,626

China / Hong Kong (21.9%)
Alibaba Group Holding, Ltd.(a)	HKD	4,875,000	54,811,909
China Foods, Ltd.	HKD	90,314,000	28,758,242
China Literature, Ltd.(a)	HKD	13,500,000	53,204,628
DFI Retail Group Holdings, Ltd.	USD	10,000,000	28,043,150
First Pacific Co., Ltd.	HKD	69,000,000	27,533,794
Greatview Aseptic Packaging Co., Ltd.	HKD	30,781,000	5,795,074
Jardine Matheson Holdings, Ltd.	USD	891,968	47,110,045
Pacific Basin Shipping, Ltd.	HKD	95,000,000	45,432,435
Pico Far East Holdings, Ltd.	HKD	53,796,000	7,608,599
Shangri-La Asia, Ltd.(a)	HKD	44,000,000	35,888,230
Want Want China Holdings, Ltd.	HKD	49,750,000	40,488,555
WH Group, Ltd.	HKD	30,064,500	22,768,971
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	20,789,916

Total China / Hong Kong			418,233,548

Czech Republic (2.2%)
Avast PLC	GBP	2,750,000	15,572,673
Moneta Money Bank AS	CZK	8,062,815	26,849,323

Total Czech Republic			42,421,996

Hungary (3.6%)
Richter Gedeon Nyrt	HUF	3,325,000	68,013,692

Total Hungary			68,013,692

Japan (4.4%)
Rohm Co., Ltd.	JPY	1,125,000	83,486,976

Total Japan			83,486,976

	Currency	Shares	Value
Mexico (3.5%)
Bolsa Mexicana de Valores SAB de CV	MXN	10,250,000	$19,227,392
Coca-Cola Femsa SAB de CV, ADR	USD	800,000	48,184,000

Total Mexico			67,411,392

Peru (1.5%)
Credicorp, Ltd.	USD	213,000	27,562,200

Total Peru			27,562,200

Poland (1.8%)
CD Projekt SA	PLN	1,750,000	34,414,045

Total Poland			34,414,045

Qatar (2.2%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	42,359,882

Total Qatar			42,359,882

Singapore (6.0%)
Venture Corp., Ltd.	SGD	6,100,000	77,715,387
Wilmar International, Ltd.	SGD	12,800,000	37,298,008

Total Singapore			115,013,395

South Africa (3.1%)
Sanlam, Ltd.	ZAR	18,000,000	59,114,967

Total South Africa			59,114,967

South Korea (21.9%)
Coway Co., Ltd.	KRW	1,115,000	55,004,474
Hyundai Mobis Co., Ltd.	KRW	550,000	96,803,938
Innocean Worldwide, Inc.	KRW	540,000	18,961,367
NAVER Corp.	KRW	200,000	40,008,265
Orion Corp.	KRW	550,000	42,579,016
Samsung Biologics Co., Ltd.(a)	KRW	133,624	89,002,570
Samsung C&T Corp.	KRW	200,000	18,566,749
Samsung Electronics Co., Ltd.	KRW	275,000	13,017,169
Samsung SDI Co., Ltd.	KRW	93,000	40,878,107
Sindoh Co., Ltd.	KRW	145,799	3,558,541

Total South Korea			418,380,196

Taiwan (2.4%)
Accton Technology Corp.	TWD	5,375,000	44,859,112

Total Taiwan			44,859,112

	Currency	Shares	Value
Thailand (1.5%)
Bangkok Dusit Medical Services PCL, Class F	THB	40,000,000	$29,253,666

Total Thailand			29,253,666

United Arab Emirates (4.3%)
Emaar Properties PJSC	AED	30,776,280	46,185,752
National Central Cooling Co. PJSC	AED	48,197,777	36,609,893

Total United Arab Emirates			82,795,645

United Kingdom (1.8%)
Mondi PLC	GBP	1,843,273	34,980,338

Total United Kingdom			34,980,338

Vietnam (1.9%)
PetroVietnam Gas JSC	VND	8,000,000	36,989,993

Total Vietnam			36,989,993

TOTAL COMMON STOCKS
(Cost $1,907,078,844)			1,787,664,669

PREFERRED STOCKS (4.4%)
South Korea (4.4%)
Samsung C&T Corp.	KRW	10,000	864,015
Samsung Electronics Co., Ltd.	KRW	1,900,000	83,504,344

Total South Korea			84,368,359

TOTAL PREFERRED STOCKS
(Cost $71,291,419)			84,368,359

TOTAL INVESTMENTS
(Cost $1,978,370,263) (98.0%)			$1,872,033,028

Cash and Other Assets, Less Liabilities (2.0%)			38,225,854
NET ASSETS (100.0%)			$1,910,258,882

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna

HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Beverages	8.8%
Food Products	8.8%
Electronic Equipment, Instruments & Components	6.2%
Banks	5.8%
Technology Hardware, Storage & Peripherals	5.3%
Auto Components	5.1%
Life Sciences Tools & Services	4.6%
Semiconductors & Semiconductor Equipment	4.4%
Media	4.2%
Pharmaceuticals	3.6%
Industrial Conglomerates	3.4%
Insurance	3.1%
Household Durables	2.9%
Internet & Direct Marketing Retail	2.9%
Real Estate Management & Development	2.4%
Health Care Providers & Services	2.4%
Communications Equipment	2.4%
Marine	2.4%
Oil, Gas & Consumable Fuels	2.2%
Interactive Media & Services	2.1%
Capital Markets	2.0%
Gas Utilities	1.9%
Hotels, Restaurants & Leisure	1.9%
Building Products	1.9%
Entertainment	1.8%
Paper & Forest Products	1.8%
Food & Staples Retailing	1.5%
Distributors	1.1%
Other Industries (each less than 1%)	1.1%
Cash and Other Assets, Less Liabilities	2.0%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (90.1%)
Belgium (2.8%)
Anheuser-Busch InBev SA, ADR	USD	24,000	$1,284,960

Total Belgium			1,284,960

Brazil (9.1%)
Ambev SA, ADR	USD	435,000	1,226,700
Itau Unibanco Holding SA, ADR	USD	304,000	1,368,000
XP, Inc., Class A(a)	USD	70,200	1,481,220

Total Brazil			4,075,920

China / Hong Kong (32.3%)
China Foods, Ltd.	HKD	3,691,000	1,175,307
China Yangtze Power Co., Ltd., Class A	CNY	301,990	1,071,545
DFI Retail Group Holdings, Ltd.	USD	485,000	1,360,093
First Pacific Co., Ltd.	HKD	3,090,000	1,233,035
Giordano International, Ltd.	HKD	5,200,000	1,225,843
Greatview Aseptic Packaging Co., Ltd.	HKD	1,953,000	367,687
Jardine Matheson Holdings, Ltd.	USD	24,615	1,300,062
Melco International Development, Ltd.(a)	HKD	1,816,000	1,231,609
Pacific Basin Shipping, Ltd.	HKD	3,000,000	1,434,708
Pico Far East Holdings, Ltd.	HKD	5,538,000	783,263
Shangri-La Asia, Ltd.(a)	HKD	1,650,000	1,345,809
Want Want China Holdings, Ltd.	HKD	867,000	705,600
WH Group, Ltd.	HKD	1,800,000	1,363,208

Total China / Hong Kong			14,597,769

Czech Republic (2.8%)
Moneta Money Bank AS	CZK	383,257	1,276,253

Total Czech Republic			1,276,253

Georgia (3.0%)
Georgia Capital PLC(a)	GBP	174,174	1,340,534

Total Georgia			1,340,534

Mexico (2.5%)
Coca-Cola Femsa SAB de CV, ADR	USD	19,000	1,144,370

Total Mexico			1,144,370

	Currency	Shares	Value
Peru (3.1%)
Credicorp, Ltd.	USD	10,800	$1,397,520

Total Peru			1,397,520

Qatar (4.6%)
Qatar Gas Transport Co., Ltd.	QAR	1,860,000	2,094,685

Total Qatar			2,094,685

Russia (0.0%)(b)
Global Ports Investments PLC, GDR(c)	USD	100,000	1,000

Total Russia			1,000

Singapore (8.5%)
Genting Singapore, Ltd.	SGD	2,200,000	1,284,883
HRnetgroup, Ltd.	SGD	2,171,900	1,227,561
Wilmar International, Ltd.	SGD	462,000	1,346,225

Total Singapore			3,858,669

South Korea (7.6%)
Innocean Worldwide, Inc.	KRW	36,000	1,264,091
Samsung C&T Corp.	KRW	10,500	974,754
Samsung SDI Co., Ltd.	KRW	2,800	1,230,739

Total South Korea			3,469,584

United Arab Emirates (7.2%)
Emaar Properties PJSC	AED	924,000	1,386,640
National Central Cooling Co. PJSC	AED	2,481,137	1,884,614

Total United Arab Emirates			3,271,254

United Kingdom (2.9%)
Mondi PLC	GBP	70,418	1,336,343

Total United Kingdom			1,336,343

Vietnam (3.7%)
Petrovietnam Fertilizer & Chemicals JSC	VND	400,000	766,670
PetroVietnam Technical Services Corp.	VND	943,080	934,532

Total Vietnam			1,701,202

TOTAL COMMON STOCKS
(Cost $40,190,440)			40,850,063

	Currency	Shares	Value
PREFERRED STOCKS (0.3%)
South Korea (0.3%)
Samsung C&T Corp.	KRW	1,800	$155,523

Total South Korea			155,523

TOTAL PREFERRED STOCKS
(Cost $184,192)			155,523

TOTAL INVESTMENTS
(Cost $40,374,632) (90.4%)			$41,005,586

Cash and Other Assets, Less Liabilities (9.6%)			4,364,559
NET ASSETS (100.0%)			$45,370,145

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as a Level 3 security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Beverages	10.6%
Food Products	10.3%
Banks	8.9%
Hotels, Restaurants & Leisure	8.5%
Capital Markets	6.4%
Industrial Conglomerates	5.3%
Oil, Gas & Consumable Fuels	4.6%
Media	4.5%
Building Products	4.1%
Marine	3.2%
Real Estate Management & Development	3.1%
Food & Staples Retailing	3.0%
Paper & Forest Products	2.9%
Electronic Equipment, Instruments & Components	2.7%
Specialty Retail	2.7%
Professional Services	2.7%
Independent Power and Renewable Electricity Producers	2.4%
Energy Equipment & Services	2.0%
Chemicals	1.7%
Other Industries (each less than 1%)	0.8%
Cash and Other Assets, Less Liabilities	9.6%
Total	100.0%

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2022:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$37,478,000	$–	$–	$37,478,000
Brazil	144,895,626	–	–	144,895,626
China / Hong Kong	–	418,233,548	–	418,233,548
Czech Republic	42,421,996	–	–	42,421,996
Hungary	–	68,013,692	–	68,013,692
Japan	–	83,486,976	–	83,486,976
Mexico	67,411,392	–	–	67,411,392
Peru	27,562,200	–	–	27,562,200
Poland	–	34,414,045	–	34,414,045
Qatar	–	42,359,882	–	42,359,882
Singapore	–	115,013,395	–	115,013,395
South Africa	–	59,114,967	–	59,114,967
South Korea	–	418,380,196	–	418,380,196
Taiwan	–	44,859,112	–	44,859,112
Thailand	–	29,253,666	–	29,253,666
United Arab Emirates	36,609,893	46,185,752	–	82,795,645
United Kingdom	–	34,980,338	–	34,980,338
Vietnam	–	36,989,993	–	36,989,993
Preferred Stocks	–	84,368,359	–	84,368,359
Total	$356,379,107	$1,515,653,921	$–	$1,872,033,028

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$1,284,960	$–	$–	$1,284,960
Brazil	4,075,920	–	–	4,075,920
China / Hong Kong	–	14,597,768	–	14,597,768
Czech Republic	1,276,253	–	–	1,276,253
Georgia	1,340,534	–	–	1,340,534
Mexico	1,144,370	–	–	1,144,370
Peru	1,397,520	–	–	1,397,520
Qatar	–	2,094,685	–	2,094,685
Russia	–	–	1,000	1,000
Singapore	–	3,858,669	–	3,858,669
South Korea	–	3,469,584	–	3,469,584
United Arab Emirates	1,884,614	1,386,640	–	3,271,254
United Kingdom	–	1,336,343	–	1,336,343
Vietnam	–	1,701,202	–	1,701,202
Preferred Stocks	–	155,523	–	155,523
Total	$12,404,171	$28,600,414	$1,000	$41,005,586

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2022, the Seafarer Overseas Growth and Income Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Seafarer Overseas Value Fund:

Asset Type	Balance as of April 30, 2022	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of Common Stocks	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at Common Stocks
Common Stocks	$1,000	$-	$-	$-	$-	$-	$-	$-	$-	$1,000	$-
	$1,000	$-	$-	$-	$-	$-	$-	$-	$-	$1,000	$-

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk

Certain countries have been susceptible to epidemics, most recently Covid-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and thereby could adversely affect the performance of the Funds’ investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the performance of the Funds’ investments.